Fair value measurement (Tables)	12 Months Ended
Oct. 31, 2023
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Fair value of financial instruments

		Carrying value
$ millions, as at October 31		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2023	Financial assets
	Cash and deposits with banks	$55,718	$–	$–	$–	$55,718	$55,718	$–
	Securities	67,294	82,723	–	61,331	211,348	209,326	(2,022)
	Cash collateral on securities borrowed	14,651	–	–	–	14,651	14,651	–
	Securities purchased under resale agreements	66,797	13,387	–	–	80,184	80,184	–
	Loans
	Residential mortgages	273,785	3	–	–	273,788	268,403	(5,385)
	Personal	44,570	–	–	–	44,570	44,454	(116)
	Credit card	17,853	–	–	–	17,853	17,909	56
	Business and government	192,856	126	144	–	193,126	192,727	(399)
	Derivative instruments	–	33,243	–	–	33,243	33,243	–
	Customers’ liability under acceptances	10,816	–	–	–	10,816	10,816	–
	Other assets	18,651	–	–	–	18,651	18,651	–
	Financial liabilities
	Deposits
	Personal	$225,183	$–	$13,852	$–	$239,035	$238,725	$(310)
	Business and government	392,021	–	20,540	–	412,561	412,983	422
	Bank	22,296	–	–	–	22,296	22,296	–
	Secured borrowings	48,098	–	1,386	–	49,484	49,353	(131)
	Derivative instruments	–	41,290	–	–	41,290	41,290	–
	Acceptances	10,820	–	–	–	10,820	10,820	–
	Obligations related to securities sold short	–	18,666	–	–	18,666	18,666	–
	Cash collateral on securities lent	8,081	–	–	–	8,081	8,081	–
	Obligations related to securities sold under repurchase agreements	82,403	–	4,715	–	87,118	87,118	–
	Other liabilities	18,459	119	16	–	18,594	18,594	–
	Subordinated indebtedness	6,483	–	–	–	6,483	6,561	78
2022	Financial assets
	Cash and deposits with banks	$62,193	$1,668	$–	$–	$63,861	$63,861	$–
	Securities	52,484	67,296	–	56,099	175,879	173,663	(2,216)
	Cash collateral on securities borrowed	15,326	–	–	–	15,326	15,326	–
	Securities purchased under resale agreements	53,626	15,587	–	–	69,213	69,213	–
	Loans
	Residential mortgages	269,409	4	–	–	269,413	262,865	(6,548)
	Personal	44,527	–	–	–	44,527	44,394	(133)
	Credit card	15,695	–	–	–	15,695	15,775	80
	Business and government	186,485	758	205	–	187,448	186,967	(481)
	Derivative instruments	–	43,035	–	–	43,035	43,035	–
	Customers’ liability under acceptances	11,574	–	–	–	11,574	11,574	–
	Other assets	26,387	–	–	–	26,387	26,387	–
	Financial liabilities
	Deposits
	Personal	$220,244	$–	$11,851	$–	$232,095	$231,532	$(563)
	Business and government	383,502	–	13,686	–	397,188	397,145	(43)
	Bank	22,523	–	–	–	22,523	22,523	–
	Secured borrowings	44,110	–	1,656	–	45,766	45,507	(259)
	Derivative instruments	–	52,340	–	–	52,340	52,340	–
	Acceptances	11,586	–	–	–	11,586	11,586	–
	Obligations related to securities sold short	–	15,284	–	–	15,284	15,284	–
	Cash collateral on securities lent	4,853	–	–	–	4,853	4,853	–
	Obligations related to securities sold under repurchase agreements	73,084	–	4,087	–	77,171	77,171	–
	Other liabilities	19,830	102	22	–	19,954	19,954	–
	Subordinated indebtedness	6,292	–	–	–	6,292	6,329	37

Summary of derivative financial instruments
Fair value of derivative instruments

$ millions, as at October 31				2023			2022
		Positive	Negative	Net	Positive	Negative	Net
Held for trading
Interest rate derivatives
Over-the-counter	– Forward rate agreements	$550	$47	$503	$–	$1	$(1)
	– Swap contracts	8,259	16,934	(8,675)	6,688	12,762	(6,074)
	– Purchased options	411	–	411	491	–	491
	– Written options	–	365	(365)	–	354	(354)
		9,220	17,346	(8,126)	7,179	13,117	(5,938)
Exchange-traded	– Futures contracts	–	–	–	3	1	2
	– Purchased options	1	–	1	3	–	3
	– Written options	–	1	(1)	–	–	–
		1	1	–	6	1	5
Total interest rate derivatives		9,221	17,347	(8,126)	7,185	13,118	(5,933)
Foreign exchange derivatives
Over-the-counter	– Forward contracts	7,395	6,978	417	10,650	11,798	(1,148)
	– Swap contracts	5,423	8,013	(2,590)	8,252	10,198	(1,946)
	– Purchased options	446	–	446	561	–	561
	– Written options	–	364	(364)	–	481	(481)
Total foreign exchange derivatives		13,264	15,355	(2,091)	19,463	22,477	(3,014)
Credit derivatives
Over-the-counter	– Credit default swap contracts – protection purchased	47	11	36	53	12	41
	– Credit default swap contracts – protection sold	17	52	(35)	6	51	(45)
Total credit derivatives		64	63	1	59	63	(4)
Equity derivatives
Over-the-counter		2,899	3,396	(497)	2,338	3,110	(772)
Exchange-traded		2,331	2,406	(75)	2,775	3,220	(445)
Total equity derivatives		5,230	5,802	(572)	5,113	6,330	(1,217)
Precious metal and other commodity derivatives
Over-the-counter		2,874	1,791	1,083	8,163	2,989	5,174
Exchange-traded		154	251	(97)	118	1,301	(1,183)
Total precious metal and other commodity derivatives		3,028	2,042	986	8,281	4,290	3,991
Total held for trading		30,807	40,609	(9,802)	40,101	46,278	(6,177)
Held for ALM
Interest rate derivatives
Over-the-counter	– Forward rate agreements	1	–	1	696	62	634
	– Swap contracts	179	(1,752)	1,931	391	1,194	(803)
	– Purchased options	6	1	5	1	–	1
	– Written options	–	3	(3)	–	10	(10)
Total interest rate derivatives		186	(1,748)	1,934	1,088	1,266	(178)
Foreign exchange derivatives
Over-the-counter	– Forward contracts	23	63	(40)	29	129	(100)
	– Swap contracts	2,222	2,259	(37)	1,805	4,623	(2,818)
Total foreign exchange derivatives		2,245	2,322	(77)	1,834	4,752	(2,918)
Equity derivatives
Over-the-counter		5	107	(102)	12	44	(32)
Total equity derivatives		5	107	(102)	12	44	(32)
Total held for ALM		2,436	681	1,755	2,934	6,062	(3,128)
Total fair value		33,243	41,290	(8,047)	43,035	52,340	(9,305)
Less: effect of netting		(21,787)	(21,787)	–	(25,999)	(25,999)	–
		$11,456	$19,503	$(8,047)	$17,036	$26,341	$(9,305)

Changes in Fair Value of Financial Assets and Liabilities in Level 3
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable
market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the year ended October 31	Opening balance	Realized (2)	Unrealized (2)(3)	Net gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
2023
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–	$–	$–	$–	$–	$(2)	$–
Mortgage- and asset-backed	207	–	–	–	–	–	159	(215)	151
Loans mandatorily measured at FVTPL
Business and government	687	–	6	(2)	–	–	–	(547)	144
Corporate equity mandatorily measured at
FVTPL and designated at FVOCI	459	6	53	16	–	–	213	(160)	587
Derivative instruments
Interest rate	18	–	–	–	–	(10)	12	1	21
Foreign exchange	–	–	24	–	–	(24)	–	–	–
Credit	45	(3)	5	–	–	–	–	(1)	46
Equity	4	1	–	–	4	(2)	5	(8)	4
Total assets	$1,422	$4	$88	$14	$4	$(36)	$389	$(932)	$953
Deposits and other liabilities (5)	$(409)	$(40)	$85	$–	$(2)	$1	$(129)	$252	$(242)
Derivative instruments
Interest rate	(1,533)	–	(728)	–	–	407	(11)	48	(1,817)
Credit	(50)	3	(5)	–	–	–	–	–	(52)
Equity	(3)	–	(1)	–	(5)	6	(3)	1	(5)
Total liabilities	$(1,995)	$(37)	$(649)	$–	$(7)	$414	$(143)	$301	$(2,116)
2022
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–	$–	$–	$–	$–	$–	$2
Mortgage- and asset-backed	55	–	–	–	–	–	205	(53)	207
Loans mandatorily measured at FVTPL
Business and government	1,038	–	(15)	59	–	–	58	(453)	687
Corporate equity mandatorily measured at
FVTPL and designated at FVOCI	396	11	53	(21)	–	–	102	(82)	459
Derivative instruments
Interest rate	35	–	(46)	–	27	–	1	1	18
Credit	49	(8)	4	–	–	–	–	–	45
Equity	13	1	(2)	–	12	(21)	3	(2)	4
Total assets	$1,588	$4	$(6)	$38	$39	$(21)	$369	$(589)	$1,422
Deposits and other liabilities (5)	$(742)	$(68)	$58	$–	$–	$3	$(131)	$471	$(409)
Derivative instruments
Interest rate	(136)	–	(1,288)	–	–	11	(95)	(25)	(1,533)
Credit	(54)	8	(4)	–	–	–	–	–	(50)
Equity	(77)	4	(15)	–	(1)	75	(5)	16	(3)
Total liabilities	$(1,009)	$(56)	$(1,249)	$–	$(1)	$89	$(231)	$462	$(1,995)

(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting year.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $115 million (2022: $70 million), net bifurcated embedded derivative liabilities of $111 million (2022: net bifurcated embedded derivative liabilities of $317 million) and other liabilities designated at FVTPL of $14 million (2022: $22 million).

Valuation techniques and quantitative information about significant non-observable inputs used in level 3 financial instruments
Quantitative information about significant
non-observable
inputs
Valuation techniques using one or more
non-observable
inputs are used for a number of financial instruments.
The
following table discloses the valuation techniques and quantitative information about the significant non-observable
inputs used in Level 3 financial instruments:

Range of inputs
$ millions, as at October 31	2023	Valuation techniques	Key non-observable inputs	Low	High
Securities mandatorily measured and designated at FVTPL
Mortgage- and asset-backed	$151	Discounted cash flow	Credit spread	6.6%	7.2%
Market proxy or direct broker quote	Market proxy or direct broker quote	0.5%	0.5%
Corporate equity mandatorily measured at FVTPL and designated at FVOCI
Limited partnerships and private companies	587	Adjusted net asset value	(1)	Net asset value	(2)	n/a	n/a
Valuation multiple	Earnings multiple	9.8	x	16.3	x
Proxy share price	Proxy share price	n/a	n/a
Loans mandatorily measured at FVTPL Business and government	144	Discounted cash flow	Credit spread	2.1%	2.1%
Derivative instruments
Interest rate	21	Proprietary model	(3)	n/a	n/a	n/a
Option model	Market volatility	57.2%	143.3%
Probability assumption	100.0%	100.0%
Credit	46	Market proxy or direct broker quote	Market proxy or direct broker quote	34.3%	34.3%
Equity	4	Option model	Market correlation	41.8%	96.3%
Total assets	$953
Deposits and other liabilities
Deposits designated at FVTPL and net bifurcated embedded derivative liabilities	$(226)	Option model	Market volatility	15.1%	19.1%
Market correlation	(100.0)%	100.0%
Other liabilities designated at FVTPL	(16)	Option model	Funding ratio	34.5%	34.5%
Derivative instruments
Interest rate	(1,817)	Proprietary model	(3)	n/a	n/a	n/a
Option model	Market volatility	57.2%	143.3%
Probability assumption	100.0%	100.0%
Credit	(52)	Market proxy or direct broker quote	Market proxy or direct broker quote	34.3%	34.3%
Equity	(5)	Option model	Market correlation	36.8%	98.4%
Total liabilities	$(2,116)

(1)
Adjusted net asset value is determined using reported net asset values obtained from the fund manager or general partner of the limited partnership or the limited liability company and may be adjusted for current market levels where appropriate.

(2)	The range of net asset value price or proxy share price has not been disclosed due to the wide range and diverse nature of the investments.
(3)	Using valuation techniques that we consider to be non-observable.
n/a	Not applicable.

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Financial assets and liabilities not carried on the consolidated balance sheet at fair value
The table below presents the fair values by level within the fair value hierarchy for those financial instruments in which fair value is not assumed to equal the carrying value:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2023	Total 2022
$ millions, as at October 31	2023	2022	2023	2022	2023	2022
Financial assets
Amortized cost securities	$–	$–	$64,530	$49,576	$742	$692	$65,272	$50,268
Loans
Residential mortgages	–	–	–	–	268,400	262,861	268,400	262,861
Personal	–	–	–	–	44,454	44,394	44,454	44,394
Credit card	–	–	–	–	17,909	15,775	17,909	15,775
Business and government	–	–	–	–	192,457	186,004	192,457	186,004
Financial liabilities
Deposits
Personal	$–	$–	$82,701	$62,636	$2,242	$1,899	$84,943	$64,535
Business and government	–	–	187,216	179,182	5,796	1,766	193,012	180,948
Bank	–	–	9,079	10,724	–	–	9,079	10,724
Secured borrowings	–	–	43,996	40,913	3,971	2,938	47,967	43,851
Subordinated indebtedness	–	–	6,561	6,329	–	–	6,561	6,329

At fair value [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Financial instruments carried on the consolidated balance sheet at
fair value
The table below presents the fair values of financial instruments by level within the fair value hierarchy:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2023	Total 2022
$ millions, as at October 31	2023	2022	2023	2022	2023	2022
Financial assets
Deposits with banks	$–	$–	$–	$1,668	$–	$–	$–	$1,668
Debt securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	4,194	2,611	25,128	25,539	–	–	29,322	28,150
Corporate debt	–	–	4,455	3,609	–	2	4,455	3,611
Mortgage- and asset-backed	–	–	3,056	3,656	151	207	3,207	3,863
	4,194	2,611	32,639	32,804	151	209	36,984	35,624
Loans mandatorily measured at FVTPL
Business and government	–	–	126	276	144 (1)	687 (1)	270	963
Residential mortgages	–	–	3	4	–	–	3	4
	–	–	129	280	144	687	273	967
Debt securities measured at FVOCI
Government issued or guaranteed	3,468	4,888	48,717	42,200	–	–	52,185	47,088
Corporate debt	–	–	6,658	6,967	–	–	6,658	6,967
Mortgage- and asset-backed	–	–	1,916	1,522	–	–	1,916	1,522
	3,468	4,888	57,291	50,689	–	–	60,759	55,577
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	44,852	30,962	872	773	587	459	46,311	32,194
Securities purchased under resale agreements measured at FVTPL	–	–	18,387	15,587	–	–	18,387	15,587
Derivative instruments
Interest rate	1	6	9,385	8,249	21	18	9,407	8,273
Foreign exchange	–	–	15,509	21,297	–	–	15,509	21,297
Credit	–	–	18	14	46	45	64	59
Equity	2,331	2,776	2,900	2,345	4	4	5,235	5,125
Precious metal and other commodity	15	94	3,013	8,187	–	–	3,028	8,281
	2,347	2,876	30,825	40,092	71	67	33,243	43,035
Total financial assets	$54,861	$41,337	$140,143	$141,893	$953	$1,422	$195,957	$184,652
Financial liabilities
Deposits and other liabilities (2)	$–	$–	$(35,671)	$(26,908)	$(242)	$(409)	$(35,913)	$(27,317)
Obligations related to securities sold short	(6,265)	(5,499)	(12,401)	(9,785)	–	–	(18,666)	(15,284)
Obligations related to securities sold under repurchase agreements	–	–	(4,715)	(4,087)	–	–	(4,715)	(4,087)
Derivative instruments
Interest rate	(1)	(1)	(13,781)	(12,850)	(1,817)	(1,533)	(15,599)	(14,384)
Foreign exchange	–	–	(17,677)	(27,229)	–	–	(17,677)	(27,229)
Credit	–	–	(11)	(13)	(52)	(50)	(63)	(63)
Equity	(2,406)	(3,220)	(3,498)	(3,151)	(5)	(3)	(5,909)	(6,374)
Precious metal and other commodity	(68)	(365)	(1,974)	(3,925)	–	–	(2,042)	(4,290)
	(2,475)	(3,586)	(36,941)	(47,168)	(1,874)	(1,586)	(41,290)	(52,340)
Total financial liabilities	$(8,740)	$(9,085)	$(89,728)	$(87,948)	$(2,116)	$(1,995)	$(100,584)	$(99,028)

(1)	Includes $144 million related to loans designated at FVTPL (2022: $205 million).
(2)
Comprises deposits designated at FVTPL of $35,639 million (2022: $26,802 million), net bifurcated embedded derivative liabilities of $139 million (2022: net bifurcated embedded derivative liabilities of $391 million), other liabilities designated at FVTPL of $16 million (2022: $22 million), and other financial liabilities measured at fair value of $119 million (2022: $102 million).